Foreclosed Real Estate and Repossessed Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Analysis of the allowance for losses on foreclosed assets
Balance at beginning of year	$ 20,022	$ 9,533	$ 356
Provision for losses	14,126	17,196	10,925
Charge-offs	(15,048)	(6,707)	(1,748)
Balance at end of year	$ 19,100	$ 20,022	$ 9,533